Acquisitions and Disposals	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Acquisitions and Disposals
Acquisitions and Disposals

On June 27, 2014, the Company purchased certain assets of Imperial Management Corporation ("Imperial"), including its underwriting subsidiaries Imperial Fire & Casualty Insurance Company and National Automotive Insurance Company, its retail agency subsidiary ABC Insurance Agencies, and its managing general agency subsidiary RAC Insurance Partners. The purchase price was approximately $20,000. In connection with the Imperial transaction, the Company assumed certain debt of Imperial and Imperial Fire & Casualty Insurance Company (see Note 9, "Debt").

June 2014
Assets
Cash and invested assets	$62,159
Accrued interest	484
Premium receivable	37,687
Reinsurance recoverable	12,177
Prepaid reinsurance	36,203
Premises and equipment	6,218
Intangible assets	3,300
Deferred tax	847
Other	225
Total Assets	159,300
Liabilities
Unpaid loss and loss adjustment expenses	44,450
Accounts payable and accrued expenses	13,899
Unearned premiums	49,452
Reinsurance payable	30,686
Notes payable	8,916
Total Liabilities	147,403
Net assets purchased	11,897
Purchase price	20,000
Goodwill recorded	$8,103

The goodwill and intangible assets related to the Imperial acquisition were assigned to the Property and Casualty segment.
On April 1, 2014, the Company purchased Personal Express Insurance Company (“Personal Express”), a California domiciled personal auto and home insurer from Sequoia Insurance Company, an affiliate of AmTrust. The purchase price was approximately$21,743, subject to certain adjustments.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2014
Assets
Cash and invested assets	$29,131
Premium receivable	2,896
Other assets	729
Total Assets	32,756
Liabilities
Unpaid loss and loss adjustment expenses	4,472
Unearned premium	8,352
Reinsurance payable	816
Accounts payable and accrued expenses	2,829
Deferred tax	119
Total Liabilities	16,588
Net assets purchased	16,168
Purchase price	21,743
Goodwill recorded	$5,575

The goodwill and intangible assets related to the Personal Express acquisition were assigned to the Property and Casualty segment.
On January 16, 2014, the Company through its wholly-owned subsidiary, National General Holdings Luxembourg, acquired a 100% equity interest of a Luxembourg reinsurer, Anticemex Reinsurance S.A., for approximately $62,973. The entity was renamed National General Beta Re (“Beta”). Beta is a reinsurer incorporated in Luxembourg that allows the Company to obtain the benefits of its capital and utilization of its existing and future loss reserves through a series of reinsurance agreements with one of the Company’s subsidiaries.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

January 2014
Assets
Cash and invested assets	$6,393
Prepaid assets	1
Loan receivable	62,973
Intangible assets	132
Total Assets	69,499
Liabilities
Accounts payable and accrued expenses	20
Deferred tax liability	19,123
Total Liabilities	19,143
Net assets purchased	50,356
Purchase price	62,973
Goodwill recorded	$12,617

The goodwill and intangible assets related to the Beta acquisition were assigned to the Accident and Health segment.

In December 2013, the Company acquired all of the issued and outstanding stock of Ikano Re S.A. for $35,741. The entity was renamed National General Alpha Re (“Alpha”). Alpha is a reinsurer incorporated in Luxembourg that allows the Company to obtain the benefits of its capital and utilization of its existing and future loss reserves through a series of reinsurance agreements with one of the Company’s subsidiaries.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

December 2013
Assets
Cash and invested assets	$39,542
Prepaid assets	196
Intangible assets	132
Total Assets	39,870
Liabilities
Accounts payable and accrued expenses	57
Deferred tax liability	10,241
Total Liabilities	10,298
Net assets purchased	29,572
Purchase price	35,741
Goodwill recorded	$6,169

The goodwill and intangible assets related to the Alpha acquisition were assigned to the Property and Casualty segment.
On April 15, 2013, the Company acquired Euro Accident Health & Care Insurance Aktiebolag (“EHC”) for an initial purchase price of approximately $23,640 in cash and $19,200 in deferred purchase obligations. The transaction includes a deferred purchase price arrangement whereby, once EBITDA (including EBITDA of a Company affiliate which will underwrite products sold by EHC) which when combined with EHC’s equity at closing exceeds the initial purchase price, the Company shall pay the seller an amount corresponding to fifty percent of EHC’s EBITDA (including EBITDA of a Company affiliate which will underwrite products sold by EHC) for each of the fiscal years 2015, 2016, 2017 and 2018. The Company estimates the total purchase price, including the fair value of the deferred arrangement, will be approximately $42,840. EHC is a limited liability company incorporated and registered under the laws of Sweden and primarily administers accident and health business in that region.
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2013
Assets
Cash and invested assets	$873
Receivables	10,786
Intangible assets	20,100
Premises and equipment	1,731
Prepaid and other assets	146
Total Assets	33,636
Liabilities
Accounts payable and accrued expenses	10,706
Deferred tax liability	5,720
Total liabilities	16,426
Net assets purchased	17,210
Purchase price	42,840
Goodwill recorded	$25,630

The goodwill and intangible assets related to the acquisition of EHC are assigned to the Accident and Health segment.